The anti-dilutive shares of common stock equivalents for the three and six months ended November 30, 2022 and 2021 were as follows (Details) - shares	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,237,643,136	971,955,449	971,955,449	1,237,643,136	17,598,248,964	11,765,888,741
Series F Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					16,336,475,742	11,141,522,749
Stock Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	401,217,451	968,523,386	968,523,386	401,217,451	1,256,845,661	619,523,492
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	836,425,685	3,432,063	3,432,063	836,425,685	4,927,561	4,842,500